RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
RELATED PARTIES

NOTE 29 — RELATED PARTIES

Relationships	Name of related party

Board members and key management	Roger James Hamilton
Suraj Naik
Nic Lim Anna Gong Richard Berman
Erez Simha Simon Zutshi
Lilian Niemann Angela Stead
Jeff Hays Patrick Gentempo
Related entity	GeniusU Web Services Pvt Ltd
Entrepreneur Institute Australia Pty Ltd
Health 360 Pte Ltd
The Genius Movement Pte Ltd
World Game Pte Ltd
Health Dynamics
Wealth Dynamics America
BG2 Ltd
BG3 Ltd
BG4 Ltd
BMV Finance
Crowd Property
Hatfield House
Property Mastermind International
Zutshi LLP
Vision 1 Investments
Throckley
MSJ Foundation

See Note 17 — Loans Payable, Related Parties for information on related party balances.

NOTE 31 — RELATED PARTIES

Relationships	Name of related party

Board members and key management	Roger James Hamilton

Suraj Naik
Patrick Grove Nic Lim Anna Gong Richard Berman
Timothy Murphy Erez Simha Ravinder Karwal Simon Zutshi
Lilian Niemann Angela Stead
Jeff Hays Patrick Gentempo
Related entity	GeniusU Web Services Pvt Ltd
Entrepreneur Institute Australia Pty Ltd
Health 360 Pte Ltd
The Genius Movement Pte Ltd
World Game Pte Ltd
Health Dynamics
Wealth Dynamics America
BG2 Ltd
BG3 Ltd
BG4 Ltd
BMV Finance
Crowd Property
Hatfield House
Property Mastermind International
Zutshi LLP
Vision 1 Investments
Throckley
MSJ Foundation

See Note 19 — Loans Payable, Related Parties for information on related party balances.